Long-Term Debt - Senior Unsecured Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Aug. 08, 2017	Feb. 22, 2017	Oct. 24, 2016	Jul. 09, 2014	Oct. 16, 2013
Long-Term Debt
Notes repurchased	$ 486,699	$ 21,193	$ 43,421
5.125% Senior Notes due 2019
Long-Term Debt
Face amount							$ 400,000
Fixed interest rate							5.125%
Notes repurchased	26,034	9,009	11,533
Cash paid (excluding payments of accrued interest)	26,002	7,099	6,972
Gain (loss) on extinguishment of debt	(140)	1,759	4,483
Write off of debt issuance costs	200	200	100
6.875% Senior Notes due 2021
Long-Term Debt
Face amount								$ 450,000
Fixed interest rate								6.875%
Notes repurchased	0	21,241	61,711
Cash paid (excluding payments of accrued interest)	0	14,094	36,449
Gain (loss) on extinguishment of debt	0	6,748	24,049
Write off of debt issuance costs		400	1,200
7.50% Senior Notes due 2023
Long-Term Debt
Face amount						$ 700,000
Fixed interest rate						7.50%
Registration exchange of unsecured securities				99.98%
Notes repurchased	84,053	0	0
Cash paid (excluding payments of accrued interest)	83,967	0	0
Gain (loss) on extinguishment of debt	(1,136)	0	0
Write off of debt issuance costs	1,200
6.125% Senior Notes due 2025
Long-Term Debt
Face amount					$ 500,000
Fixed interest rate					6.125%
Registration exchange of unsecured securities				99.98%
Notes repurchased	110,865	0	0
Cash paid (excluding payments of accrued interest)	107,050	0	0
Gain (loss) on extinguishment of debt	2,046	$ 0	$ 0
Write off of debt issuance costs	$ 1,800